OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES [Abstract]
Other Liabilities
The following table describes the principal components of the Company’s other liabilities (dollars in thousands):

	December 31, 2018	December 31, 2017
Current tax payable	$50	$4,226
Lease discount	25,539	—
Lease incentive obligation	14,020	20,306
Deferred rent	15,067	8,444
Refundable deposits	3,420	805
Other	22,306	5,875
Total other liabilities	$80,402	$39,656